Related-Party Transactions (Schedule Of Mandatory Distributions To Members) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Cash payments to members	$ 39.8	$ 43.1	$ 43.1	$ 54.3	$ 161.7	$ 156.1	$ 139.3
AMC [Member]
Related Party Transaction [Line Items]
Cash payments to members	6.2	6.7	6.7	8.5	25.3	28.8	25.8
Cinemark [Member]
Related Party Transaction [Line Items]
Cash payments to members	6.4	6.8	6.9	8.6	25.5	24.0	20.8
Regal [Member]
Related Party Transaction [Line Items]
Cash payments to members	7.9	8.6	8.6	10.8	32.2	32.3	34.9
NCM, Inc. [Member]
Related Party Transaction [Line Items]
Cash payments to members	$ 19.3	$ 21.0	$ 20.9	$ 26.4	$ 78.7	$ 71.0	$ 57.8